Convertible Preferred Stock (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	250,614,174	246,470,064	246,470,064
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	67,651,596	68,025,100	68,025,100
Convertible preferred stock, shares issued	66,422,077	66,100,340	65,270,988
Convertible preferred stock, shares outstanding	66,422,077	66,100,340	65,270,988
Convertible preferred stock, aggregate liquidation preference	$ 17,685	$ 17,599	$ 17,371
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	65,577,300	65,642,104	65,642,104
Convertible preferred stock, shares issued	65,577,300	65,577,300	65,577,300
Convertible preferred stock, shares outstanding	65,577,300	65,577,300	65,577,300
Convertible preferred stock, aggregate liquidation preference	12,268	12,268	12,268
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	62,486,436	62,486,436	62,486,436
Convertible preferred stock, shares issued	62,486,436	62,486,436	62,486,436
Convertible preferred stock, shares outstanding	62,486,436	62,486,436	62,486,436
Convertible preferred stock, aggregate liquidation preference	24,490	24,490	24,490
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	36,030,712	36,030,712	36,030,712
Convertible preferred stock, shares issued	36,030,712	36,030,712	36,030,712
Convertible preferred stock, shares outstanding	36,030,712	36,030,712	36,030,712
Convertible preferred stock, aggregate liquidation preference	32,044	32,044	32,044
Series E Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	10,000,000	14,285,712	14,285,712
Convertible preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Convertible preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000
Convertible preferred stock, aggregate liquidation preference	17,500	17,500	17,500
Series F Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value	$ 0.01
Convertible preferred stock, shares authorized	8,868,130	0	0
Convertible preferred stock, shares issued	8,834,486	0	0
Convertible preferred stock, shares outstanding	8,834,486	0	0
Convertible preferred stock, aggregate liquidation preference	$ 89,858	$ 0	$ 0